Capital Stock (Details Narrative) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2006
Notes to Financial Statements
Annual dividend rate									9%
Redemption price									$ 1,000
Promissory note in the amount									2,737,000
Preference shares					601,870	505,098	463,837
Accrued dividends recorded	160,934	(148,451)	471,654	(434,761)
Current liability capital totaling								$ 2,237,421